                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       November 13, 2006
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-01190                                Frank Russell Company
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,640,935,410.52


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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FILTERED COMBINED HOLDINGS REPORT GENESIS ASSET MANAGERS, LLP

AS AT 30 SEPTEMBER 2006

COLUMN 1                  COLUMN 2   COLUMN 3       COLUMN 4             COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF                  TITLE OF                     VALUE         SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
ISSUER                     CLASS       CUSIP        [x$1000]        PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Anglogold Ashanti Spon   ADR       US0351282068    64,510,302.90  1,709,335.00 Sole                        1 Sole 1,549,773.00
                                                                                                             None   159,562.00
Banco Macro Bansud       ADR       US05961W1053    33,764,920.00  1,577,800.00 Sole                        1 Sole 1,353,600.00
                                                                                                             None   224,200.00
Bancolombia              ADR       US05968L1026    30,418,960.00  1,063,600.00 sole                        1 Sole   928,900.00
                                                                                                             None   134,700.00
Brasil Telecom
   Participacoes         ADR       US1055301097    78,519,635.82  2,612,097.00 Sole                        1 Sole 2,146,097.00
                                                                                                             None   724,800.00
Check Point Software               IL0010824113   188,791,791.84  9,894,748.00 sole                        1 Sole 7,175,748.00
                                                                                                             None 2,719,000.00
Companhia Brasileira De
   Dist.                 ADR       US20440T2015    81,876,879.00  3,147,900.00 Sole                        1 Sole 2,316,900.00
                                                                                                             None   831,000.00
Credicorp (US)                     BMG2519Y1084   115,868,998.00  2,760,100.00 Sole                        1 Sole 2,029,900.00
                                                                                                                    730,200.00
Embotelladora Andina     ADR Rep A US29081P2048    11,390,015.00    876,155.00 Sole                        1 Sole   579,205.00
                                                                                                             None   296,950.00
Embotelladora Andina     ADS Rep B US29081P3038    43,147,410.00  3,060,100.00 Sole                        1 Sole 1,858,600.00
                                                                                                             None 1,201,500.00
Femsa                    ADS       US3444191064   121,736,282.60  1,255,790.00 Sole                        1 Sole   918,274.00
                                                                                                             None   337,516.00
Korea Electric Power
   Spon                  ADR       US5006311063     4,146,555.00    212,100.00 Sole                        1 Sole   174,500.00
                                                                                                             None    37,600.00
Mobile Telesystems       ADR       US6074091090   321,051,043.20  8,500,160.00 Sole                        1 Sole 7,411,460.00
                                                                                                             None 1,088,700.00
SK Telecom Co            ADR       US78440P1084    19,329,340.00    818,000.00 Sole                        1 Sole   514,700.00
                                                                                                             None   303,300.00
Syneron Medical                    IL0010909351    21,180,390.00    916,900.00 Sole                        1 Sole   785,100.00
                                                                                                             None   131,800.00
Taiwan Semiconductor Co  ADR       US8740391003    38,447,510.40  4,004,949.00 Sole                        1 Sole 1,622,331.00
                                                                                                             None 2,382,618.00
Tele Norte Leste         ADR       US8792461068   148,198,245.00 10,809,500.00 Sole                        1 Sole 7,923,300.00
                                                                                                             None 2,886,200.00
Unibanco                 ADR       US90458E1073    69,027,200.00    932,800.00 Sole                        1 Sole   707,700.00
                                                                                                                    225,100.00
Vale Rio Doce Spons      ADR       US2044121000   225,440,694.00 12,179,400.00 Sole                        1 Sole 8,951,684.00
                                                                                                                  3,227,716.00
Wimm-Bill-Dann Foods     ADR       US97263M1099    24,089,237.76    541,088.00 Sole                        1 Sole   541,088.00
                                                                                                             None            0
                                                ---------------- -------------
                                                1,640,935,410.52 66,872,522.00
                                                ================ =============